Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,108,000.00
Previously Paid Amount	0.00
Total Fee Amount	183.40
Total Offset Amount	0.00
Net Fee	183.40
Narrative - Max Aggregate Offering Price	$ 2,108,000.00
Final Prospectus	true